Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Disclosure of income statement by segment
Income statement by segment for the year ended December 31, 2020

(In € thousand)	Commer-cialized products	COVID	Vaccine candidates	Techno-logies and services	Corporate Overhead	Total
Product sales	65,938	—	—	—	—	65,938
Other revenues	1	—	31,604	12,779	—	44,383
REVENUES	65,939	—	31,604	12,779	—	110,321
Cost of goods and services	(41,830)	—	(3,305)	(9,167)	—	(54,302)
Research and development expenses	(2,711)	(18,962)	(62,140)	(640)	—	(84,454)
Marketing and distribution expenses	(17,554)	—	(638)	(72)	—	(18,264)
General and administrative expenses	(13,412)	(2,374)	(7,781)	(2,274)	(1,697)	(27,539)
Other income and expenses, net	1,101	1,578	14,073	117	2,248	19,117
OPERATING PROFIT/(LOSS)	(8,466)	(19,759)	(28,189)	743	551	(55,120)

Income statement by segment for the year ended December 31, 2021

(In € thousand)	Commer-cialized products	COVID	Vaccine candidates	Techno-logies and services	Corporate Overhead	Total
Product sales	62,984	—	—	—	—	62,984
Other revenues	18	253,314	3,257	28,512	—	285,101
REVENUES	63,002	253,314	3,257	28,512	—	348,086
Cost of goods and services	(40,017)	(122,843)	—	(25,061)	—	(187,920)
Research and development expenses	(2,094)	(113,907)	(53,181)	(4,101)	—	(173,283)
Marketing and distribution expenses	(18,455)	(1,182)	(3,811)	(194)	—	(23,643)
General and administrative expenses	(6,102)	(23,003)	(8,323)	(5,495)	(4,684)	(47,606)
Other income and expenses, net	2,196	11,546	7,033	2,458	(257)	22,976
OPERATING PROFIT/(LOSS)	(1,469)	3,927	(55,025)	(3,881)	(4,941)	(61,390)
Income statement by segment for the year ended December 31, 2022

(In € thousand)	Commer-cialized products	COVID	Vaccine candidates	Techno-logies and services	Corporate Overhead	Total
Product sales	85,228	29,568	—	—	—	114,797
Other revenues	23	280,010	5,565	(39,091)	—	246,506
REVENUES	85,251	309,578	5,565	(39,091)	—	361,303
Cost of goods and services	(46,475)	(267,113)	(1,112)	(9,742)	—	(324,441)
Research and development expenses	(1,067)	(72,762)	(29,907)	(1,186)	—	(104,922)
Marketing and distribution expenses	(13,107)	(2,773)	(7,334)	(57)	(238)	(23,509)
General and administrative expenses	(5,137)	(19,392)	(3,910)	(1,919)	(3,715)	(34,073)
Other income and expenses, net	105	9,625	4,811	1,111	(3,454)	12,199
OPERATING PROFIT/(LOSS)	19,570	(42,836)	(31,888)	(50,884)	(7,406)	(113,443)

Disclosure of product sales and non-current operating assets per geographical segment
Product sales per geographical segment

(In € thousand)	Year ended December 31,
	2022	2021	2020
United States	21,992	40,339	36,414
Canada	18,904	4,226	8,965
Austria	13,749	9,341	3,333
United Kingdom	10,901	2,707	1,847
Nordics	8,560	2,436	2,866
Germany	20,341	726	7,060
France	2,625	999	734
Other Europe	6,245	2,076	1,334
Rest of World	11,480	134	3,384
PRODUCT SALES	114,797	62,984	65,938
Non-current operating assets per geographical segment

(In € thousand)	As at December 31,
	2022	2021
United States	64	66
Canada	183	239
Austria	52,199	61,237
Nordics	40,250	53,020
United Kingdom	84,843	87,387
Other Europe	5,211	4,582
NON-CURRENT ASSETS	182,749	206,531
Geographical markets

YEAR ENDED DECEMBER 31, 2020 (In € thousand)	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
United States	36,414	—	31,604	341	68,359
Canada	8,965	—	—	—	8,965
Austria	3,333	—	—	6,928	10,261
United Kingdom	1,848	—	—	1,038	2,886
Nordics	2,866	—	—	5	2,871
Germany	7,060	—	—	200	7,260
France	712	—	—	907	1,620
Other Europe	1,356	—	—	1,465	2,821
Rest of World	3,384	—	—	930	4,314
REVENUES FROM CONTRACTS WITH CUSTOMERS	65,939	—	31,604	11,814	109,357

YEAR ENDED DECEMBER 31, 2021 (In € thousand)	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
United States	40,339	—	—	14,452	54,791
Canada	4,226	—	—	—	4,226
Austria	9,341	—	—	8,376	17,718
United Kingdom	2,721	253,314	—	40	256,075
Nordics	2,440	—	—	—	2,440
Germany	726	—	—	240	966
France	999	—	—	280	1,279
Other Europe	2,076	—	—	2,930	5,006
Rest of World	134	—	3,257	1,294	4,684
REVENUES FROM CONTRACTS WITH CUSTOMERS	63,002	253,314	3,257	27,613	347,186

YEAR ENDED DECEMBER 31, 2022 (In € thousand)	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
United States	21,992	—	—	(45,795)	(23,803)
Canada	18,904	—	—	—	18,904
Austria	11,330	7,347	—	2,433	21,109
United Kingdom	10,901	169,188	—	1,040	181,129
Nordics	7,096	4,916	—	—	12,012
Germany	4,328	64,031	—	170	68,529
France	2,644	42,617	—	1,263	46,525
Other Europe	6,084	11,923	—	733	18,740
Rest of World	1,972	9,556	5,565	268	17,360
REVENUES FROM CONTRACTS WITH CUSTOMERS	85,251	309,578	5,565	(39,888)	360,506